Share Ownership and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Ownership or Controlling Interest of Outstanding Common Shares
The ownership or controlling interest of outstanding common shares of ASM International NV by members of the Management Board and Supervisory Board or members of their immediate family are as follows:

	December 31, 2011		December 31, 2012
	Shares owned	Percentage of Common shares outstanding	Shares owned	Percentage of Common shares outstanding
A.H. del Prado	9,204,284	16.62%	9,204,284	14.59%
C.D. del Prado (member of the Management Board)	132,945	0.24%	132,945	0.21%
Stichting Administratiekantoor ASMI	2,142,039	3.87%	2,142,039	3.39%